PREFERRED STOCK 2 (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Contingently Redeemable Preferred Stock [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Contingently redeemable preferred stock	$ 0	[1]	$ 79	[1]
Contingently Redeemable, Twenty Dollar Par Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	1,375,000
Five Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	375,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 24.00
Contingently redeemable preferred stock	0	[1]	8	[1]
Redeemable Preferred Stock, Par Value	$ 20
Four Point Five Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	300,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21.20
Contingently redeemable preferred stock	0	[1]	6	[1]
Redeemable Preferred Stock, Par Value	$ 20
Four Point Four Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	325,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21.00
Contingently redeemable preferred stock	0	[1]	7	[1]
Redeemable Preferred Stock, Par Value	$ 20
Four Point Six Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	373,770
Redeemable Preferred Stock, Redemption Price Per Share	$ 20.25
Contingently redeemable preferred stock	0	[1]	7	[1]
Redeemable Preferred Stock, Par Value	$ 20
Contingently Redeemable, No Par Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Liquidation Preference	$ 0
One Seventy Per Share Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	1,400,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 25.00
Contingently redeemable preferred stock	0	[1]	35	[1]
One Eighty Two Per Share Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	640,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 26.00
Contingently redeemable preferred stock	$ 0	[1]	$ 16	[1]

[1]	Represents shares outstanding at December 31, 2012, which were fully redeemed in October 2013.